Intangible Assets, Net (Detail Textuals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expenses	¥ 1,988	¥ 1,898	¥ 1,074